Income Taxes (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Expense Benefit [Line Items]
Earnings before income taxes	$ 32,867	$ 85,494	$ 75,400
Taiwan Operations [Member]
Income Tax Expense Benefit [Line Items]
Earnings before income taxes	28,349	69,532	77,130
Cayman Operations [Member]
Income Tax Expense Benefit [Line Items]
Earnings before income taxes	4,363	16,996	(57)
US operations [Member]
Income Tax Expense Benefit [Line Items]
Earnings before income taxes	(719)	(2,248)	(2,251)
China Operations [Member]
Income Tax Expense Benefit [Line Items]
Earnings before income taxes	825	1,105	506
Korea Operations [Member]
Income Tax Expense Benefit [Line Items]
Earnings before income taxes	33	91	55
Japan Operations [Member]
Income Tax Expense Benefit [Line Items]
Earnings before income taxes	$ 16	$ 18	$ 17